Employees (Tables)	12 Months Ended
Dec. 31, 2025
Employees
Schedule of staff costs

In millions of €	Notes	2025(a)	2024	2023
Staff costs
Wages and salaries		887	638	655
Social security costs		105	77	80
Other pension costs	4B	47	42	44
Share-based compensation costs	4C	35	32	20
Total		1,074	789	799

(a)	Excludes the cost of ice cream employees in Mexico due to the delayed transfer.

Schedule of average number of employees

Average number of employees during the year	2025	2024	2023
The Americas	4,427	5,031	5,019
Europe and ANZ (a)	6,925	4,758	4,614
AMEA	4,475	4,093	4,050
Dedicated Ice Cream Employees (b)	15,827	13,882	13,683
Allocated FTEs from Unilever (c)	2,100	4,700	4,300
Total	17,927	18,582	17,983

(a)	Includes 597 employees in the Netherlands.
(b)	The increase in the average number of dedicated Ice Cream employees in 2025 reflects the net impact of employees added during the year, partially offset by the delayed transfer of employees in Mexico.
(c)	In addition to the dedicated Ice Cream employees, FTEs were allocated to Ice Cream from Unilever. Following the separation on 1 July, these roles were replaced by a combination of GTSA services provided by Unilever and new hires within the Group.

Schedule of key management compensation

In millions of €	2025	2024	2023
Key management compensation
Salaries and short-term employee benefits	15	16	9
Share-based benefits	6	4	1
Total	21	20	10

Schedule of assumptions, weighted by liabilities, used to value the defined benefit pension liabilities and other post-employment benefit liabilities

	Germany		Other countries		Total

In %	2025	2024	2025	2024	2025	2024
Discount rate	4.0%	3.4%	7.4%	10.6%	4.7%	4.2%
Inflation rate	2.0%	2.0%	5.6%	9.3%	2.5%	2.7%
Salary increase	2.8%	2.8%	3.8%	10.0%	3.5%	3.6%
Pension (in payment) increase	2.0%	2.0%	13.5%	18.1%	2.5%	2.7%

Schedule of pensions plans' impact on income statement

	Total

In millions of €	2025	2024	2023
Charged to operating profit:
- Cost / (credit) of defined benefit plans	8	9	8
- Cost of defined contribution plans	39	33	36
Total charged to operating profit	47	42	44
- Finance cost / (income)	9	12	11
Total charge/(credit) recognised in income statement	56	54	55

Schedule of reconciliation of defined benefit obligations and plan assets

	Total

In millions of €	2025	2024	2023
Return on plan assets greater / (less) than interest income	33	52	44
Actuarial gains / (losses) from demographic assumptions	—	3	—
Actuarial gains / (losses) from financial assumptions	66	23	(8)
Actuarial gains / (losses) from experience adjustments	(38)	(30)	(30)
Actuarial gains / (losses) form change in value of irrecoverable surplus	2	(1)	(1)
Total credit / (charge) recognised in other comprehensive income	63	47	5
Total net balance sheet position of defined benefits plans

Movements in obligation of defined benefits plans

	Germany		Other countries		Total

In millions of €	2025	2024	2025	2024	2025	2024
Balance as of January 1	(717)	(722)	(103)	(100)	(820)	(822)
Service cost including administration expenses	(3)	(4)	(5)	(5)	(8)	(9)
Interest cost	(23)	(27)	(9)	(11)	(32)	(38)
Past service cost	—	—	—	—	—	—
Employee contributions	(1)	(1)	—	—	(1)	(1)
Benefits paid from plan asset	41	41	—	—	41	41
Benefits paid directly by employer	3	—	3	10	6	10
Actuarial gains / (losses)
- demographic assumptions	—	—	—	3	—	3
- financial assumptions	64	14	2	9	66	23
- experience adjustment	(45)	(18)	7	(12)	(38)	(30)
Settlements paid directly by employer	—	—	—	—	—	—
Translation differences and other(a)	334	—	17	3	351	3
Balance as of December 31	(347)	(717)	(88)	(103)	(435)	(820)

(a)

Other changes to the defined benefit obligation primarily includes the derecognition of the prior defined benefit obligation, resulting from the application of defined contribution accounting for the pension liabilities covered by the Pensionskasse Berolina in Germany.

Movements in plan assets of funded defined benefits plans

	Germany		Other countries		Total

In millions of €	2025	2024	2025	2024	2025	2024
Balance as of January 1	711	646	14	9	725	655
Interest income	23	26	—	—	23	26
Admin expenses paid	—	—	—	—	—	—
Employee contributions	1	1	—	—	1	1
Employer contributions	35	32	—	—	35	32
Benefits paid from plan assets	(41)	(41)	—	—	(41)	(41)
Actuarial gains / (losses):	—	—	—	—	—	—
- return on plan assets excluding interest income	33	47	—	5	33	52
Settlements paid from plan	—	—	—	—	—	—
Translation differences and other (a)	(339)	—	1	—	(338)	—
Balance as of December 31	423	711	15	14	438	725

(a)

Other changes to the plan assets primarily includes the derecognition of the prior plan assets, resulting from the application of defined contribution accounting for the pension liabilities covered by the Pensionskasse Berolina in Germany.

Movements in irrecoverable surplus of funded defined benefits plans

	Total

In millions of €	2025	2024
Balance as of January 1	(3)	(2)
Interest cost	—	—
Actuarial gains/(losses) from change in value of irrecoverable surplus	2	(1)
Translation differences and other	—	—
Balance as of December 31	(1)	(3)

Schedule of pensions plans' impact on cash flow statement

	Total

In millions of €	2025	2024	2023
Cash payments for defined benefits plans:
- Employer contributions to funded plans	35	32	31
- Benefits and settlements paid directly by employer	6	10	8
Employer contributions to defined contribution plans	39	33	36
Total cash payments recognised in cash flow from operations	80	75	75

Schedule of sensitivities

		Germany		Other countries		Total

In millions of €		2025	2024	2025	2024	2025	2024
Discount rate	Increase of 0.5%	29	34	4	3	33	37
Pension (in payment) increase	Increase of 0.5%	(26)	(32)	(1)	(3)	(27)	(35)
Life expectancy	Increase 1 year	(24)	(31)	2	(3)	(22)	(34)

Schedule of plan asset allocation

	Total

In millions of €	2025	2024
Assets quoted in active markets
- Debt securities	308	419
- Equity securities	121	178
- Other (a)	1	—
Assets not quoted in active markets
- Debt securities	—	—
- Equity securities	—	7
- Other (a)	8	107
Plan assets other plans	—	14
Total plan assets	438	725

(a)	Other assets are primarily composed of cash and cash equivalents, real estate, investment funds, and assets managed by insurance companies.

Schedule of charge of share-based compensation plans

In millions of €	2025
Legacy Unilever Plans
- Performance Share Plan	15
- Annual Share Plan	13
TMICC Plans
- Replacement Performance Share Plan	1
- Replacement Annual Share Plan	1
- Retention Awards	5
- Celebration Award	0
Total	35

Schedule of number of share awards

2025
Replacement Performance Share Plan	810,902
Replacement Annual Share Plan	1,754,773
Retention Awards	450,808
Celebration Award	358,639
Total	3,375,122